Net Defined Benefit Liabilities - Summary of the Fair Value of Plan Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Details Of Fair Value Of Plan Assets [Abstract]
Cash and due from financial institutions	₩ 2,601,582	₩ 2,604,272
Debt securities	93,416	45,833
Investment fund	849	5,068
Total	2,695,847	2,655,173
Assets quoted in an active market
Details Of Fair Value Of Plan Assets [Abstract]
Cash and due from financial institutions	0	0
Debt securities	0	0
Investment fund	0	0
Total	0	0
Assets not quoted in an active market
Details Of Fair Value Of Plan Assets [Abstract]
Cash and due from financial institutions	2,601,582	2,604,272
Debt securities	93,416	45,833
Investment fund	849	5,068
Total	₩ 2,695,847	₩ 2,655,173